UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

Capital Appreciation Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.6%
Aerospace - 2.5%
Precision Castparts Corp.	11,980	$1,222,918
United Technologies Corp.	44,560	3,066,619

		$4,289,537

Alcoholic Beverages - 1.5%
Diageo PLC	131,390	$2,647,085

Apparel Manufacturers - 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	33,160	$3,689,835
NIKE, Inc., “B”	38,650	2,628,200

		$6,318,035

Automotive - 0.8%
Bayerische Motoren Werke AG	26,790	$1,479,517

Biotechnology - 4.5%
Amgen, Inc. (a)	19,730	$824,319
Celgene Corp. (a)	17,920	1,098,317
Genentech, Inc. (a)	13,400	1,087,812
Genzyme Corp. (a)	50,750	3,782,905
Millipore Corp. (a)	16,430	1,107,546

		$7,900,899

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	38,880	$942,451
News Corp., “A”	105,020	1,969,125
Omnicom Group, Inc.	39,730	1,755,271

		$4,666,847

Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	103,080	$1,940,996
Deutsche Boerse AG	9,150	1,473,507
Franklin Resources, Inc.	13,330	1,292,877

		$4,707,380

Business Services - 5.4%
Amdocs Ltd. (a)	124,950	$3,543,582
Automatic Data Processing, Inc.	39,490	1,673,981
Fidelity National Information Services, Inc.	21,090	804,373
Visa, Inc., “A” (a)	20,490	1,277,756
Western Union Co.	98,580	2,096,797

		$9,396,489

Cable TV - 1.1%
Comcast Corp., “A”	98,640	$1,907,698

Computer Software - 6.3%
Citrix Systems, Inc. (a)	34,080	$999,566
Microsoft Corp.	166,440	4,723,567
Oracle Corp. (a)	220,810	4,319,044
VeriSign, Inc. (a)	30,780	1,023,127

		$11,065,304

Computer Software - Systems - 4.2%
Apple Computer, Inc. (a)	10,590	$1,519,665
Dell, Inc. (a)	63,980	1,274,482
EMC Corp. (a)	105,960	1,519,466
International Business Machines Corp.	15,170	1,746,674
Network Appliance, Inc. (a)	58,720	1,177,336

		$7,237,623

Consumer Goods & Services - 2.9%
Estee Lauder Cos., Inc., “A”	31,160	$1,428,686
Procter & Gamble Co.	50,770	3,557,454

		$4,986,140

Electrical Equipment - 4.2%
Danaher Corp.	39,830	$3,028,275
General Electric Co.	80,250	2,970,053
W.W. Grainger, Inc.	16,970	1,296,338

		$7,294,666

Electronics - 6.4%
Intel Corp.	134,210	$2,842,568
Intersil Corp., “A”	47,060	1,208,030
KLA-Tencor Corp.	51,170	1,898,407
National Semiconductor Corp.	50,760	929,923
Samsung Electronics Co. Ltd., GDR	8,287	2,587,616
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	164,664	1,691,099

		$11,157,643

Energy - Integrated - 3.3%
Exxon Mobil Corp.	33,930	$2,869,799
Hess Corp.	11,310	997,316
Marathon Oil Corp.	42,210	1,924,776

		$5,791,891

Food & Beverages - 4.9%
General Mills, Inc.	30,640	$1,834,723
Nestle S.A.	7,071	3,532,119
PepsiCo, Inc.	44,940	3,244,668

		$8,611,510

Food & Drug Stores - 2.7%
CVS Caremark Corp.	78,059	$3,162,170
Walgreen Co.	42,930	1,635,204

		$4,797,374

Gaming & Lodging - 1.7%
International Game Technology	30,450	$1,224,395
Royal Caribbean Cruises Ltd.	50,440	1,659,476

		$2,883,871

General Merchandise - 0.5%
Kohl’s Corp. (a)	20,130	$863,376

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	28,120	$966,203

Insurance - 1.1%
Aflac, Inc.	15,470	$1,004,777
MetLife, Inc.	14,600	879,796

		$1,884,573

Internet - 3.0%
eBay, Inc. (a)	45,130	$1,346,679
Google, Inc., “A” (a)	8,720	3,840,898

		$5,187,577

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 3.1%
Bank of New York Mellon Corp.	43,404	$1,811,249
State Street Corp.	46,180	3,648,220

		$5,459,469

Medical & Health Technology & Services - 1.0%
Cardinal Health, Inc.	18,080	$949,381
VCA Antech, Inc. (a)	27,630	755,681

		$1,705,062

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)	68,140	$1,383,242
Medtronic, Inc.	59,660	2,885,754
ResMed, Inc. (a)	32,980	1,391,096
Stryker Corp.	18,600	1,209,930
Zimmer Holdings, Inc. (a)	10,910	849,453

		$7,719,475

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	189,520	$4,565,537
Juniper Networks, Inc. (a)	25,080	627,000
QUALCOMM, Inc.	28,710	1,177,110

		$6,369,647

Oil Services - 2.7%
Halliburton Co.	55,580	$2,185,961
Noble Corp.	26,380	1,310,295
Weatherford International Ltd. (a)	17,360	1,258,079

		$4,754,335

Other Banks & Diversified Financials - 1.8%
American Express Co.	49,710	$2,173,321
UBS AG	30,443	884,378

		$3,057,699

Pharmaceuticals - 7.3%
Allergan, Inc.	26,330	$1,484,749
Johnson & Johnson	52,450	3,402,432
Merck KGaA	11,980	1,476,197
Roche Holding AG	19,140	3,600,852
Wyeth	64,680	2,701,037

		$12,665,267

Specialty Chemicals - 1.2%
Praxair, Inc.	25,290	$2,130,177

Specialty Stores - 2.1%
Lowe’s Cos., Inc.	42,980	$985,961
Nordstrom, Inc.	44,010	1,434,726
Staples, Inc.	56,460	1,248,331

		$3,669,018

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	46,970	$2,991,519
Rogers Communications, Inc., “B”	33,620	1,207,630

		$4,199,149

Trucking - 1.3%
FedEx Corp.	11,970	$1,109,260
United Parcel Service, Inc., “B”	17,070	1,246,451

		$2,355,711

Total Common Stocks		$170,126,247

SHORT-TERM OBLIGATIONS - 1.4%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$2,499,000	$2,499,000

Total Investments		$172,625,247

OTHER ASSETS, LESS LIABILITIES - 1.0%		1,659,809

NET ASSETS - 100.0%		$174,285,056

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt GDR Global Depository Receipt
GDR	Global Depositoy Receipt.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$170,126,247	$2,499,000	$—	$172,625,247
Other Financial Instruments	$—	$—	$—	$—

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.